Performance Management	May 31, 2024
ADAPTIVE ALPHA OPPORTUNITIES ETF | Adaptive Alpha Opportunities ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE INFORMATION
Performance Narrative [Text Block]
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the average annual total returns for the Fund compared to that of a broad-based securities market index. The Fund acquired all of the assets and liabilities of the Adaptive Growth Opportunities Fund, a series of Starboard Investment Trust (the “Trust”), (the “Predecessor Fund”) in a tax-free reorganization on May 7, 2021.  In connection with this acquisition, shares of the Predecessor Fund’s Institutional Class shares, Class A shares, and Class C shares were exchanged for shares of the Fund. The Predecessor Fund had an investment objective and strategies that were, in all material respects, the same as those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. The performance information set forth below reflects the historical performance of the Predecessor Fund shares. Prior to July 31, 2015, the Fund had a different investment advisor. The Fund changed its investment strategy effective June 9, 2023. The performance information set forth below does not reflect the Fund’s current strategy or ETF structure. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available online at https://etfpages.com/AGOX.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the average annual total returns for the Fund compared to that of a broad-based securities market index.
Bar Chart [Heading]	Calendar Year Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
During the periods shown in the bar chart above the Fund’s highest quarterly return was 27.40% (quarter ended June 30, 2020) and lowest quarterly return was -15.95% (quarter ended March 31, 2020.  The Fund’s year-to-date return as of June 30, 2024, was 14.89%.

Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	14.89%
Bar Chart, Year to Date Return, Date	Jun. 30, 2024
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	27.40%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(15.95%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Market Index Changed	The Fund’s primary benchmark was changed from the Morningstar Moderate Aggressive Target Risk TR Index to the MSCI ACWI Index because the MSCI ACWI Index is a broader based securities index.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not applicable to investors who hold Shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).
Performance [Table]
Average Annual Total Returns Periods Ended December 31, 2023	Past 1 Year	Past 5 Years	Past 10 Years	Since Inception (9/20/2012)
Adaptive Alpha Opportunities ETF Before taxes	18.27%	13.42%	9.25%	10.50%
After taxes on distributions	18.14%	12.62%	8.51%	9.80%
After taxes on distributions and sale of shares	10.82%	10.47%	7.28%	8.46%
MSCI ACWI Index[1] (reflects no deductions for fees and expenses)	20.09%	9.79%	5.93%	6.31%
Morningstar Moderate Aggressive Target Risk TR Index (reflects no deductions for fees and expenses)	15.98%	9.30%	6.92%	7.94%
[1]The Fund’s primary benchmark was changed from the Morningstar Moderate Aggressive Target Risk TR Index to the MSCI ACWI Index because the MSCI ACWI Index is a broader based securities index.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns Periods Ended December 31, 2023
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deductions for fees and expenses
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not applicable to investors who hold Shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).

Performance Availability Website Address [Text]	https://etfpages.com/AGOX
Adaptive Hedged Multi-Asset Income ETF | Adaptive Hedged Multi-Asset Income ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the average annual total returns compared to that of a broad-based securities market index. The Fund acquired all of the assets and liabilities of the Adaptive Hedged Multi-Asset Income Fund (formerly, Adaptive Hedged Income Fund), a series of Starboard Investment Trust (the “Trust”), (the “Predecessor Fund”) in a tax-free reorganization on November 12, 2021. In connection with this acquisition, shares of the Predecessor Fund’s Institutional Class shares, Class A shares, and Class C shares were exchanged for Shares. The Predecessor Fund had an investment objective and strategies that were, in all material respects, the same as those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. The performance information set forth below reflects the historical performance of the Predecessor Fund’s Institutional Class shares.  Prior to July 31, 2015, the Fund had a different investment advisor. The Fund changed its investment strategy and removed its sub-adviser effective October 1, 2020. The Fund changed its investment strategy effective June 9, 2023. The performance information set forth below does not reflect the Fund’s current strategy or ETF structure. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at https://etfpages.com/AMAX.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the average annual total returns compared to that of a broad-based securities market index.
Bar Chart [Heading]	Calendar Year Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
During the periods shown in the bar chart above, the Fund’s highest quarterly return was 56.81% (quarter ended December 31, 2023), and the Fund’s lowest quarterly return was -7.56% (quarter ended March 31, 2020). The Fund’s year-to-date return as of June 30, 2024, was 7.23%.

Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	7.23%
Bar Chart, Year to Date Return, Date	Jun. 30, 2024
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	56.81%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(7.56%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not applicable to investors who hold Shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).
Performance [Table]
Average Annual Total Returns Periods Ended December 31, 2023	Past 1 Year	Past 5 Years	Past 10 Years	Since Inception (10/02/2009)
Adaptive Hedged Multi-Asset Income ETF Before taxes	6.52%	-0.32%	1.45%	1.76%
After taxes on distributions	3.56%	-2.19%	0.08%	0.70%
After taxes on distributions and sale of shares	3.81%	-0.81%	0.75%	1.09%
Bloomberg Capital U.S. Aggregate Bond Index (reflects no deductions for fees and expenses)	5.53%	1.10%	1.81%	2.40%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns Periods Ended December 31, 2023
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deductions for fees and expenses
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not applicable to investors who hold Shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).

Performance Availability Website Address [Text]	https://etfpages.com/AMAX
RH TACTICAL OUTLOOK ETF | RH Tactical Outlook ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE INFORMATION
Performance Narrative [Text Block]
The following bar chart and tables provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the average annual total returns for the Fund compared to that of a broad-based securities market index. The Fund acquired all of the assets and liabilities of the Adaptive Tactical Outlook Fund (formerly, Adaptive Tactical Economic Fund), a series of Starboard Investment Trust (the “Trust”), (the “Predecessor Fund”) in a tax-free reorganization on November 5, 2021. In connection with this acquisition, shares of the Predecessor Fund’s Institutional Class shares, Class A shares, and Class C shares were exchanged for Shares. The Predecessor Fund had an investment objective and strategies that were, in all material respects, the same as those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. The performance information set forth below reflects the historical performance of the Predecessor Fund’s Institutional Class shares. Prior to July 31, 2015, the Fund had a different investment advisor. The Fund changed its investment strategy effective June 9, 2023. The performance information set forth below does not reflect the Fund’s current strategy or ETF structure. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at https://etfpages.com/RHTX.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and tables provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the average annual total returns for the Fund compared to that of a broad-based securities market index.
Bar Chart [Heading]	Calendar Year Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
During the periods shown in the bar chart above, the Fund’s highest quarterly return was 11.55% (quarter ended December 31, 2020), and the Fund’s lowest quarterly return was -20.67% (quarter ended March 31, 2020).  The Fund’s year-to-date return as of June 30, 2024, was 10.30%.

Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	10.30%
Bar Chart, Year to Date Return, Date	Jun. 30, 2024
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	11.55%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(20.67%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Market Index Changed	The Fund’s primary benchmark was changed from the Morningstar Moderate Aggressive Target Risk TR Index to the Russell Value 3000 TR Index because the Russell 3000 Value TR Index is a broader based securities index.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not applicable to investors who hold Shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).
Performance [Table]
Average Annual Total Returns Periods Ended December 31, 2023	Past 1 Year	Past 5 Years	Past 10 Years	Since Inception (9/20/2012)
RH Tactical Outlook ETF Before taxes	7.57%	4.06%	4.13%	5.55%
After taxes on distributions	7.57%	4.00%	3.31%	4.66%
After taxes on distributions and sale of shares	4.48%	3.15%	2.93%	4.08%
CRSP US Total Market Index (reflects no deductions for fees and expenses)	26.17%	15.10%	12.31%	13.86%
Morningstar Moderate Aggressive Target Risk TR Index (reflects no deductions for fees and expenses)	15.98%	9.30%	6.92%	7.94%
[1]The Fund’s primary benchmark was changed from the Morningstar Moderate Aggressive Target Risk TR Index to the Russell Value 3000 TR Index because the Russell 3000 Value TR Index is a broader based securities index.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns Periods Ended December 31, 2023
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for only one class of Shares and after-tax returns will vary for other classes.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deductions for fees and expenses
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not applicable to investors who hold Shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).  After-tax returns are shown for only one class of Shares and after-tax returns will vary for other classes.

Performance Availability Website Address [Text]	https://etfpages.com/RHTX
RH Tactical Rotation ETF | RH Tactical Rotation ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the average annual total returns compared to that of a broad-based securities market index. The Fund acquired all of the assets and liabilities of the Adaptive Tactical Rotation Fund, a series of Starboard Investment Trust (the “Trust”), (the “Predecessor Fund”) in a tax-free reorganization on November 5, 2021. In connection with this acquisition, shares of the Predecessor Fund’s Institutional Class shares, Class A shares, and Class C shares were exchanged for Shares. The Predecessor Fund had an investment objective and strategies that were, in all material respects, the same as those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. The performance information set forth below reflects the historical performance of the Predecessor Fund’s Institutional Class shares. Prior to July 31, 2015, the Fund had a different investment advisor. The Fund changed its investment strategy effective October 1, 2022. The Fund changed its investment strategy effective June 9, 2023. The Fund changed its investment strategy effective October 1, 2024. The performance information set forth below does not reflect the Fund’s current strategy or ETF structure. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at https://etfpages.com/RHRX.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the average annual total returns compared to that of a broad-based securities market index.
Bar Chart [Heading]	Calendar Year Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
During the periods shown in the bar chart above, the Fund’s highest quarterly return was 10.58% (quarter ended December 31, 2020) and the Fund’s lowest quarterly return was -19.76% (quarter ended March 31, 2020).  The Fund’s year-to-date return as of June 30, 2024, was 21.09%.

Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	21.09%
Bar Chart, Year to Date Return, Date	Jun. 30, 2024
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	10.58%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(19.76%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Market Index Changed	The Fund’s primary benchmark was changed from the Morningstar Moderate Aggressive Target Risk TR Index to the MSCI ACWI Index because the MSCI ACWI Index is a broader based securities index.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not applicable to investors who hold Shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).
Performance [Table]
Average Annual Total Returns Periods Ended December 31, 2023	Past 1 Year	Past 5 Years	Past 10 Years	Since Inception (09/20/2012)
RH Tactical Rotation ETF Before taxes	10.38%	3.85%	4.10%	5.15%
After taxes on distributions	10.38%	3.67%	3.33%	4.24%
After taxes on distributions and sale of shares	6.15%	2.98%	2.98%	3.77%
S&P 500 TR Index[1] (reflects no deductions for fees and expenses)	26.29%	15.68%	12.03%	13.21%
Morningstar Moderate Aggressive Target Risk TR Index (reflects no deductions for fees and expenses)	15.98%	9.30%	6.92%	7.94%
[1]The Fund’s primary benchmark was changed from the Morningstar Moderate Aggressive Target Risk TR Index to the MSCI ACWI Index because the MSCI ACWI Index is a broader based securities index.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns Periods Ended December 31, 2023
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deductions for fees and expenses
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not applicable to investors who hold Shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).

Performance Availability Website Address [Text]	https://etfpages.com/RHRX